SEGMENT REPORTING (Total Net Revenue by Major Customers) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenue, Major Customer [Line Items]
Total net revenue	$ 1,800.8		$ 773.1		$ 530.1
Hanwha Corporation [Member]
Revenue, Major Customer [Line Items]
Total net revenue		[1]	$ 340.8
Hanwha Q CELLS Japan Co., Ltd. [Member]
Revenue, Major Customer [Line Items]
Total net revenue	$ 193.4			[1]

[1]	Less than 10%